Disclosure of liquidity risk (Details)	Dec. 31, 2017 USD ($)
Within One Year [Member]
Statement [Line Items]
Trade Payables and Accrued Liabilities	$ 1,777,483
Between One and Five Years [Member]
Statement [Line Items]
Trade Payables and Accrued Liabilities	0
More Than Five Years [Member]
Statement [Line Items]
Trade Payables and Accrued Liabilities	$ 0